SEGMENT REPORTING (Schedule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment reporting [Line Items]
Net Revenues	¥ 223,011	$ 34,178	¥ 198,363	¥ 190,898
CHINA
Segment reporting [Line Items]
Net Revenues	199,370	30,555	164,167	149,548
SINGAPORE
Segment reporting [Line Items]
Net Revenues	¥ 23,641	$ 3,623	¥ 34,196	¥ 41,350